Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Schedule of Compensation Costs	The Company recognized compensation costs related to the Capital Incentive Plan as follows:

	Successor	Predecessor
	Period from October 2, 2024 through December 31, 2024	Period from January 1 2024 through October 1, 2024	Year ended December 31, 2023
Compensation expense ..................................................................	$—	$137	$205

Schedule of RSU Activity	The summary of RSU activity for the Successor period from October 2, 2024 through December 31, 2024 is as follows:

	Number of Shares	Weighted Average Grant Date Fair Value (per share)
Granted on December 9, 2024 ...................................................................................	2,036,476	$12.20
Vested ........................................................................................................................	131,468	12.20
Forfeited .....................................................................................................................	—	—
Non-vested at December 31, 2024 ............................................................................	1,905,008	$12.20

Schedule of Stock Options Activity	Stock options activity for the Successor period from October 2, 2024 through December 31, 2024 is as follows:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value (per share)
Granted on December 9, 2024 ........................................................	975,409	$12.20	$6.63
Vested .............................................................................................	61,560	12.20	6.63
Exercised ........................................................................................	—	—	—
Forfeited .........................................................................................	—	—	—
Outstanding at December 31, 2024 ................................................	913,849	$12.20	$6.63
Exercisable at December 31, 2024 .................................................	—	—	—

Schedule of SARs Activity	The summary of SARs activity for the Successor period from October 2, 2024 through December 31, 2024 is as follows:

	Cash-settled SARs			Stock-settled SARs
	Number of Shares	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value (per share)	Number of Shares	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value (per share)
Granted on December 9, 2024 ....................................	30,000	$12.18	$38.66	320,000	$12.18	$38.66
Vested ....................................	—	—	—	—	—	—
Exercised ...............................	—	—	—	—	—	—
Forfeited .................................	—	—	—	—	—	—
Outstanding at December 31, 2024 ....................................	30,000	$12.18	$38.66	320,000	$12.18	$38.66
Exercisable at December 31, 2024 ....................................	—	—	—	—	—	—

Summary of Accelsius Subsidiary Equity Plan	The summary of Accelsius Subsidiary Equity Plan activity is as follows:

	Successor Period	Predecessor Period
	Period from October 2, 2024 through December 31, 2024	Period from January 1, 2024 through October 1, 2024	Year ended December 31, 2023
Compensation expense ..................................................................	$1,341	$918	$705
Class C units granted .....................................................................	168,500	110,000	365,500
Weighted average grant date fair value per share .........................	$46.38	$4.41	$3.80
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Note: The grant date fair value per share for the year ended December 31, 2023 is an average amount.